DELAWARE GROUP EQUITY FUNDS III
Delaware American Services Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund

DELAWARE GROUP EQUITY FUNDS IV
Delaware Growth Opportunities Fund

VOYAGEUR MUTUAL FUNDS III
Delaware Select Growth Fund

(each, a "Fund")

Supplement to the current Prospectuses of each Fund

Delaware American Services Fund:
The following replaces the information in the section entitled "Who manages the Fund - Portfolio managers" of the Fund's prospectuses:

Portfolio managers

Marshall T. Bassett, Steven T. Lampe and Lori P. Wachs have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Bassett and Ms. Wachs have been managing the Fund since November 5, 2001. Mr. Lampe joined Mr. Bassett and Ms. Wachs on February 28, 2005. Mr. Lampe was previously co-manager of the Fund from its inception to November 5, 2001. In making decisions for the Fund, the portfolio managers regularly consult with Gerald S. Frey.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small- and mid-capitalization growth stocks. He previously served as a manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental studies.

Gerald S. Frey, Managing Director/Chief Investment Officer-Growth Investing, has 25 years' experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Delaware Small Cap Growth Fund and Delaware Select Growth Fund:
The following replaces the information in the section entitled "Who manages the Fund - Portfolio managers" of each Fund's prospectuses:

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day decisions for the Fund. When making decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs. Mr. Frey has been senior portfolio manager for the Fund since its inception.

Gerald S. Frey, Managing Director/Chief Investment Officer-Growth Investing, has 25 years' experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in investment portfolio management and financial economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small- and mid-capitalization growth stocks. He previously served as a manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental studies.

Delaware Trend Fund and Delaware Growth Opportunities Fund:
The following replaces the information in the section entitled "Who manages the Fund - Portfolio managers" of each Fund's prospectuses:

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day decisions for the Fund. When making decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Gerald S. Frey, Managing Director/Chief Investment Officer-Growth Investing, has 25 years' experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in investment portfolio management and financial economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small- and mid-capitalization growth stocks. He previously served as a manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental studies.

This Supplement is dated February 28, 2005.